Income taxes - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expenses- Hong Kong	$ (4,640)	$ (311)	$ (350)
Deferred income tax benefit	(5,172)	(457)	(350)
Hong Kong
Income tax expenses- Hong Kong	(532)	(146)
Deferred income tax benefit	$ 5,172	$ 457	$ 350